Derivative Instruments - Fair Values of Derivative Instruments on the Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	$ 2,955	$ 29
Derivative liability, fair value, gross liability	9,872	8,683
Interest Rate Swap | Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2,955	0
Interest Rate Swap | Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	9,872	0
Interest Rate Swap | Not Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Interest Rate Swap | Not Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	0	8,683
Interest Rate Cap | Not Designated as Hedging Instrument | Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	29
Interest Rate Cap | Not Designated as Hedging Instrument | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	$ 0	$ 0